Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

15. Related Party Transactions

We repaid the term loan from High River in full on August 19, 2013 (see Note 8—Debt Facilities for further information). High River is beneficially owned by Carl C. Icahn, who, as of March 24, 2014, beneficially owns approximately 30.3% of the Company’s outstanding shares of common stock, controls approximately 14.4% of the voting power of our common stock and beneficially owns approximately 95.5% of our Series J preferred stock. Brett M. Icahn, a director of the Company, is the son of Carl C. Icahn, and Hunter C. Gary, a director of the Company, is married to Carl C. Icahn’s wife’s daughter.